Derivative financial instruments (Details) - GBP (£) £ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	£ 2,783	£ 342
Derivative financial instruments, liabilities	(9,136)	(2,298)
Derivative financial instruments, non-current assets	1,609	30
Derivative financial instruments, non-current liabilities	(9,136)	(2,298)
Derivative financial instruments, current assets	1,174	312
Embedded foreign exchange derivatives | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	150	245
Derivative financial instruments, non-current assets	54	30
Forward foreign currency contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	223
Forward foreign currency contracts | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	2,410	97
Derivative financial instruments, non-current assets	1,555
Interest rate swap | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(9,136)	(2,298)
Derivative financial instruments, non-current liabilities	£ (9,136)	£ (2,298)